RELATED PARTY TRANSACTIONS - Balances with related parties (Details) ¥ in Thousands, $ in Thousands	Sep. 02, 2022 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
RELATED PARTY TRANSACTIONS
Amount due from related parties, current		¥ 278,597	¥ 54,282
Amount due from related parties, non-current		214,760
Amount due to related parties		117,889	9,491
Subscription of convertible bonds
RELATED PARTY TRANSACTIONS
Face value of convertible bonds | $	$ 400
Maturity term	12 months
Interest rate	8.00%
Related parties
RELATED PARTY TRANSACTIONS
Amount due from related parties, current		278,597	54,282
Amount due to related parties		117,889	9,491
ABS | Related parties
RELATED PARTY TRANSACTIONS
Amount due from related parties, current		209,546
Amount due from related parties, non-current		214,760
Amount due to related parties		62,252
ABS | Related parties | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Data center project company Beijing
RELATED PARTY TRANSACTIONS
Disposal group not discontinued operation, consideration receivable after offsetting		363,798
Disposal group not discontinued operation, consideration receivable after offsetting, current		149,038
Disposal group not discontinued operation, consideration receivable after offsetting, non-current		214,760
DayOne | Related parties
RELATED PARTY TRANSACTIONS
Amount due from related parties, current		59,991	51,176
Amount due to related parties		55,637	9,491
C-REIT | Related parties
RELATED PARTY TRANSACTIONS
Amount due from related parties, current		6,024
OnePro Cloud Inc. | Related parties
RELATED PARTY TRANSACTIONS
Amount due from related parties, current		¥ 3,036	¥ 3,106